Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-35845
Entity Registrant Name	LUMENT FINANCE TRUST, INC.
Entity Central Index Key	0001547546
Entity Tax Identification Number	45-4966519
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	212
Local Phone Number	317-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	LFT
Security Exchange Name	NYSE
Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.875% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	LFTPrA
Security Exchange Name	NYSE